Other investments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other investments
Weighted average effective interest rate	6.30%	0.00%
Other investments	£ 23.0	£ 22.0
Current portion	2.0	1.0
Non-current portion	21.0	21.0
Financial assets either past due or impaired	0.0	0.0
Pound
Other investments
Other investments	2.0	1.0
Other currencies
Other investments
Other investments	21.0	21.0
Six months | Fixed
Other investments
Other investments	1.0	0.0
Six months to one year | Fixed
Other investments
Other investments	£ 1.0	£ 1.0